STOCKHOLDERS' EQUITY - Changes in accumulated other comprehensive income (Details) - USD ($) $ in Millions	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Beginning Balance	$ (347)	$ (282)
Other comprehensive income (loss) before reclassifications	12	(56)
Amounts reclassified out of accumulated other comprehensive income (loss)	1	(7)
Other Comprehensive Income (Loss), Tax	(7)	2
Other Comprehensive Income (Loss)	20	(65)	$ 240
Ending Balance	(327)	(347)	(282)
Foreign Currency Translation
Beginning Balance	(335)	(185)
Other comprehensive income (loss) before reclassifications	33	(162)
Amounts reclassified out of accumulated other comprehensive income (loss)	0	0
Other Comprehensive Income (Loss), Tax	(1)	(12)
Other Comprehensive Income (Loss)	34	(150)
Ending Balance	(301)	(335)	(185)
Prior Service Credits
Beginning Balance	123	124
Other comprehensive income (loss) before reclassifications	0	0
Amounts reclassified out of accumulated other comprehensive income (loss)	(1)	(1)
Other Comprehensive Income (Loss), Tax	0	0
Other Comprehensive Income (Loss)	(1)	(1)
Ending Balance	122	123	124
Actuarial Losses
Beginning Balance	(155)	(224)
Other comprehensive income (loss) before reclassifications	(17)	50
Amounts reclassified out of accumulated other comprehensive income (loss)	2	28
Other Comprehensive Income (Loss), Tax	(5)	9
Other Comprehensive Income (Loss)	(10)	69
Ending Balance	(165)	(155)	(224)
Unrealized Gains (Losses) on Derivatives
Beginning Balance	20	3
Other comprehensive income (loss) before reclassifications	(4)	56
Amounts reclassified out of accumulated other comprehensive income (loss)	0	(34)
Other Comprehensive Income (Loss), Tax	(1)	5
Other Comprehensive Income (Loss)	(3)	17
Ending Balance	$ 17	$ 20	$ 3